CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Total	Share Purchase Agreement	At-the-market agreement	Public Offering	Share Capital $	Share Capital $ Share Purchase Agreement	Share Capital $ At-the-market agreement	Share Capital $ Public Offering	Warrants $	Warrants $ Public Offering	Contributed Surplus $	Accumulated Other Comprehensive Income $	Accumulated Deficit $
Equity at Dec. 31, 2014	$ 13,819,193				$ 237,657,056				$ 0		$ 25,848,429	$ 280,043	$ (249,966,335)
Net loss and other comprehensive income	(13,242,060)											480,935	(13,722,995)
Issue pursuant to At the Market Agreement		$ 4,371,687	$ 20,049,693			$ 4,371,687	$ 20,049,693
Share based compensation	429,537										429,537
Share issue costs	(753,744)				(753,744)
Equity at Dec. 31, 2015	24,674,306				261,324,692				0		26,277,966	760,978	(263,689,330)
Net loss and other comprehensive income	(15,346,897)											(206,918)	(15,139,979)
Issue pursuant to At the Market Agreement			1,456,296				1,456,296
Issued pursuant to stock option plan		0				41,000					(41,000)
Share based compensation	406,078										406,078
Share issue costs	(500,163)		(500,163)		(500,163)
Equity at Dec. 31, 2016	10,689,620				262,321,825				0		26,643,044	554,060	(278,829,309)
Net loss and other comprehensive income	(15,797,181)											(180,330)	(15,616,851)
Issue pursuant to At the Market Agreement			2,348,821	$ 11,511,500			$ 2,348,821	$ 7,893,600		$ 3,617,900
Issued pursuant to stock option plan		$ 343,440				$ 536,949					(193,509)
Share based compensation	578,703										578,703
Share issue costs	(1,391,057)		$ (245,655)		(1,391,057)
Equity at Dec. 31, 2017	$ 8,283,846				$ 271,710,138				$ 3,617,900		$ 27,028,238	$ 373,730	$ (294,446,160)